Other liabilities	12 Months Ended
Dec. 31, 2024
Miscellaneous current liabilities [abstract]
Other liabilities [Text Block]

17. Other liabilities

	Dec. 31, 2024	Dec. 31, 2023

Unearned revenue	$-	$0.6
Environmental and other provisions (note 23)	29.9	22.3
Pension obligations (note 24)	1.0	3.3
Other employee benefits (note 25)	3.5	3.8
	$34.4	$30.0